RELATED PARTY BALANCES AND TRANSACTIONS - Loans Collected and Received (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Loans collected from/(issued to) CreditEase, its subsidiaries and affiliates recorded in investing activities	¥ (1,100,000)		¥ (200,000)
Loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities		¥ (195,800)	(182,000)
Amounts due from related parties	3,387,952	820,181
Amounts due to related parties	129,629	14,414
Pucheng Credit
Related Party Transaction [Line Items]
Loans collected from/(issued to) CreditEase, its subsidiaries and affiliates recorded in investing activities	(100,000)		(200,000)
Amounts due from related parties	1,755,644	203,353
Amounts due to related parties	31,172	9,084
Puxin Hengye
Related Party Transaction [Line Items]
Loans collected from/(issued to) CreditEase, its subsidiaries and affiliates recorded in investing activities	(1,000,000)
Amounts due from related parties	1,109,759	139,071
Amounts due to related parties	98,071
Qichuang
Related Party Transaction [Line Items]
Loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities			(43,000)
Hengda Hongyuan
Related Party Transaction [Line Items]
Loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities		(195,800)	(139,000)
Zhuoyue
Related Party Transaction [Line Items]
Amounts due from related parties	224,024	310,354
Hainan CreditEase
Related Party Transaction [Line Items]
Amounts due from related parties	1,416	26,073
Huichuang
Related Party Transaction [Line Items]
Amounts due from related parties	2	76,118
Zhicheng A'Fu
Related Party Transaction [Line Items]
Amounts due to related parties		3,786
Other related parties
Related Party Transaction [Line Items]
Amounts due from related parties	297,107	65,212
Amounts due to related parties	386	1,544
Related Party | Pucheng Credit
Related Party Transaction [Line Items]
Interest income	9,067	6,937	3,774
Related Party | Puxin Hengye
Related Party Transaction [Line Items]
Interest income	¥ 8,316	¥ 0	¥ 0